Employee Benefit Plans - Investment Strategy (Details)	Dec. 31, 2012	Dec. 31, 2011
United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Equity investments, percent	0.41	0.41
Fixed income investments, percent	0.43	0.43
Real estate, percent	0.05	0.05
Private equity, percent	0.09	0.09
Other, percent	0.02	0.02
Pension Plan Assets, Investment Strategy	1.00	1.00
Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Equity investments, percent	0.40	0.41
Fixed income investments, percent	0.47	0.46
Real estate, percent	0.09	0.09
Private equity, percent	0.00	0.00
Other, percent	0.04	0.04
Pension Plan Assets, Investment Strategy	1.00	1.00